Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Nature of Organization

Veritex Holdings, Inc. (Veritex or the Company), a Texas corporation and bank holding company, was incorporated in July 2009 and was formed for the purpose of acquiring one or more financial institutions located in Dallas, Texas and surrounding areas.

Veritex through its wholly-owned subsidiary, Veritex Community Bank (Bank), is a Texas state banking organization,with corporate offices in Dallas, Texas, and currently operates eight branches and one mortgage office located throughout the greater Dallas, Texas metropolitan area. The Bank provides a full range of banking services to individual and corporate customers, which include commercial and retail lending, and the acceptance of checking and savings deposits. The Texas Department of Banking and the Federal Reserve are the primary regulators of the Company, which undergoes periodic examinations by those regulatory authorities.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Veritex and its wholly-owned subsidiary, the Bank. All material intercompany transactions have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP), but do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these interim unaudited condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair statement of the Company’s consolidated financial position at March 31, 2015, consolidated results of operations for the three months ended March 31, 2015 and 2014, consolidated stockholders’ equity for the three months ended March 31, 2015 and 2014 and consolidated cash flows for the three months ended March 31, 2015 and 2014.

Accounting measurements at interim dates inherently involve greater reliance on estimates than at year end and the results for the interim periods shown in this report are not necessarily indicative of results to be expected for the full year due in part to global economic and financial market conditions, interest rates, access to sources of liquidity, market competition and interruptions of business processes. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2014 included within the Company’s Form 10-K as filed with the Securities and Exchange Commission on March 27, 2015.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions may also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Initial Public Offering (IPO):

The Company qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In Q2 2014, the Board of Directors of the Company approved a resolution for Veritex to sell shares of common stock to the public in an initial public offering. On July 22, 2014, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On August 29, 2014, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on October 8, 2014. The Company sold and issued 3,105,000 shares of common stock at $13 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $36,000.

In connection with the initial public offering, on September 22, 2014, the Company amended its certificate of formation to authorize the issuance of up to 75,000,000 shares of common stock, par value $0.01 per share, and 10,000,000 shares of preferred stock, par value $1.00 per share, of which 8,000 shares are designated as Series C preferred stock. The authorized but unissued shares of capital stock are available for future issuance without shareholder approval, unless otherwise required by applicable law or the rules of any applicable securities exchange.

Pending Merger

On March 9, 2015, The Company entered into a definitive merger agreement with IBT Bancorp, Inc. ("IBT"), the parent holding company of Independent Bank of Texas ("Independent Bank"), headquartered in Irving, Texas. Independent Bank operates two banking locations in the Dallas metropolitan area. At December 31, 2014, IBT had total assets of approximately $121,000, total loans of approximately $99,000 and total deposits of approximately $104,000. Under the terms of the agreement, which has been unanimously approved by the boards of directors of both companies, the Company will issue 1,185,185 shares of common stock plus $4,000 in cash in exchange for all of the outstanding shares of IBT capital stock, subject to certain conditions and potential adjustments. Upon the closing of the transaction, Independent Bank will merge with and into Veritex Community Bank. Completion of the transaction is subject to certain closing conditions, including receipt of IBT shareholder approval and customary regulatory approvals. The transaction is expected to close in the third quarter of 2015.

Earnings Per Share

Earnings per share (EPS) are based upon the weighted‑average shares outstanding. The table below sets forth the reconciliation between weighted average shares used for calculating basic and diluted EPS for the three months ended March 31, 2015 and 2014:

	For the Three Months Ended March 31,
	2015	2014
Earnings (numerator)
Net income for common stockholders	$1,824	$958
Less: preferred stock dividends	20	20
Net income allocated to common stockholders	$1,804	$938
Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	9,448	6,140
Dilutive effect of employee stock-based awards	296	128
Adjusted weighted average shares outstanding	9,744	6,268
Earnings per share:
Basic	$0.19	$0.15
Diluted	$0.19	$0.15

For the three months ended March 31, 2015, the Company excluded from diluted EPS weighted average shares of stock options representing the right to purchase 44,080 shares of the Company’s common stock as the inclusion of these shares would have been anti-dilutive.

For the three months ended March 31, 2014, the Company excluded from diluted EPS weighted average shares of performance stock options representing the right to purchase 452,000 shares of the Company’s common stock because the issuance of shares related to these options was contingent upon the satisfaction of certain conditions unrelated to earnings or market value and these conditions were not met.

1. Summary of Significant Accounting Policies

Nature of Organization

        Veritex Holdings, Inc. (Veritex), a Texas corporation and bank holding company, was incorporated in July 2009 and was formed for the purpose of acquiring one or more financial institutions located in Dallas, Texas and surrounding areas.

        Veritex through its wholly-owned subsidiary, Veritex Community Bank (Bank), a Texas state banking organization,with corporate offices in Dallas, Texas, currently operates eight branches and one mortgage office located throughout the greater Dallas, Texas metropolitan area. The Bank provides a full range of banking services to individual and corporate customers, which include commercial and retail lending, and the acceptance of checking and savings deposits. The Texas Department of Banking and the Federal Reserve are the primary regulators of the Company, which undergoes periodic examinations by those regulatory authorities.

Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Veritex and its wholly-owned subsidiary, Veritex Community Bank, formerly known as Veritex Community Bank, National Association.

        The accounting principles followed by the Company and the methods of applying them are in conformity with U.S. generally accepted accounting principles and prevailing practices of the banking industry.

        All material intercompany transactions have been eliminated in consolidation.

Accounting standards codification:

        The Financial Accounting Standards Board's (FASB) Accounting Standards Codification (ASC) is the officially recognized source of authoritative U.S. generally accepted accounting principles (GAAP) applicable to all public and non-public non-governmental entities. Rules and interpretive releases of the SEC under the authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. All other accounting literature is considered non-authoritative. Citing particular content in the ASC involves specifying the unique numeric path to the content through the Topic, Subtopic, Section and Paragraph structure.

Segment Reporting:

        The Company has one reportable segment. The Company's chief operating decision-maker, the CEO, uses consolidated results to make operating and strategic decisions.

Initial Public Offering (IPO):

        The Company qualifies as an "emerging growth company" as defined by the Jumpstart Our Business Startups Act (JOBS Act). In Q2 2014, the Board of Directors of the Company approved a resolution for Veritex to sell shares of common stock to the public in an initial public offering. On July 22, 2014, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On August 29, 2014, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on October 8, 2014. The Company sold and issued 3,105,000 shares of common stock at $13 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $36 million.

        In connection with the initial public offering, on September 22, 2014, the Company amended its certificate of formation to authorize the issuance of up to 75,000,000 shares of common stock, par value $0.01 per share, and 10,000,000 shares of preferred stock, par value $1.00 per share, of which 8,000 shares are designated as Series C preferred stock. The authorized but unissued shares of capital stock are available for future issuance without shareholder approval, unless otherwise required by applicable law or the rules of any applicable securities exchange.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates. The allowance for loan losses, the fair values of financial instruments, including investment securities available for sale and loans held for sale, and the status of contingencies are particularly susceptible to significant change in the near term.

Cash and Cash Equivalents

        For the purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks and federal funds sold.

        The Bank maintains deposits with other financial institutions in amounts that exceed federal deposit insurance coverage. Furthermore, federal funds sold are essentially uncollateralized loans to other financial institutions. Management regularly evaluates the credit risk associated with the counterparties to these transactions and believes that the Company is not exposed to any significant credit risks on cash and cash equivalents.

Restrictions on cash

        The Bank is required to maintain regulatory reserve balances with the Federal Reserve Bank. The reserve balances required as of December 31, 2014 and 2013 were approximately $23,365 and $15,325, respectively.

Investment Securities

        Securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them until maturity. Securities to be held for indefinite periods of time are classified as available for sale and carried at fair value, with the unrealized holding gains and losses reported in other comprehensive income, net of tax. Management determines the appropriate classification of securities at the time of purchase.

        Interest income includes amortization of purchase premiums and discounts. Realized gains and losses are derived from the amortized cost of the security sold. Credit related declines in the fair value of available for sale securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses, with the remaining unrealized loss recognized as a component of other comprehensive income. In estimating other-than-temporary impairment losses, management considers, among other things, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale

        Loans held for sale consist of certain mortgage loans originated and intended for sale in the secondary market and are carried at the lower of cost or estimated fair value on an individual loan basis. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. The Company obtains commitments to purchase the loans from the secondary market investors prior to closing of the loans. Loans held for sale are sold with servicing released. Gains and losses on sales of loans held for sale are based on the difference between the selling price and the carrying value of the related loan sold.

Loans and Allowance for Loan Losses

        Loans, excluding certain purchased loans which have shown evidence of deterioration since origination as of the date of the acquisition, that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are stated at the amount of unpaid principal, reduced by fees associated with the originating of loans and an allowance for loan losses. Interest on loans is recognized using the effective-interest method on the daily balances of the principal amounts outstanding. Fees associated with the originating of loans and certain direct loan origination costs are netted and the net amount is deferred and recognized over the life of the loan as an adjustment of yield.

        The accrual of interest on loans is discontinued when there is a clear indication that the borrower's cash flow may not be sufficient to meet payments as they become due, which is generally no later than when a loan is 90 days past due. When a loan is placed on non-accrual status, all previously accrued and unpaid interest is reversed. Interest income is subsequently recognized on a cash basis as long as the remaining book balance of the asset is deemed to be collectible. If collectability is questionable, then cash payments are applied to principal. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured in accordance with the terms of the loan agreement.

        The allowance for loan losses is an estimated amount management believes is adequate to absorb inherent losses on existing loans that may be uncollectible based upon review and evaluation of the loan portfolio. Management's periodic evaluation of the allowance is based on general economic conditions, the financial condition of borrowers, the value and liquidity of collateral, delinquency, prior loan loss experience, and the results of periodic reviews of the portfolio. The allowance for loan losses is comprised of two components: the general reserve and specific reserves. The general reserve is determined in accordance with current authoritative accounting guidance that considers historical loss rates for the last three years adjusted for qualitative factors based upon general economic conditions and other qualitative risk factors both internal and external to the Company. Such qualitative factors include current local economic conditions and trends including unemployment, changes in lending staff, policies and procedures, changes in credit concentrations, changes in the trends and severity of problem loans and changes in trends in volume and terms of loans. These qualitative factors serve to compensate for additional areas of uncertainty inherent in the portfolio that are not reflected in the Company's historic loss factors. For purposes of determining the general reserve, the loan portfolio, less cash secured loans, government guaranteed loans and impaired loans, is multiplied by the Company's adjusted historical loss rate. Specific reserves are determined in accordance with current authoritative accounting guidance based on probable losses on specific classified loans.

        The allowance for loan losses is increased by charges against income and decreased by charge-offs (net of recoveries).

        Due to the growth of the Bank over the past several years, a portion of the loans in its portfolio and its lending relationships are of relatively recent origin. The new loan portfolios have limited delinquency and credit loss history and have not yet exhibited an observable loss trend. The credit quality of loans in theses loan portfolios are impacted by delinquency status and debt service coverage generated by the borrowers' business and fluctuations in the value of real estate collateral. Management considers delinquency status to be the most meaningful indicator of the credit quality of one-to-four single family residential, home equity loans and lines of credit and other consumer loans. In general, loans do not begin to show signs of credit deterioration or default until they have been outstanding for some period of time, a process we refer to as "seasoning." As a result, a portfolio of older loans will usually behave more predictably than a portfolio of newer loans. Because the majority of the portfolio is relatively new, the current level of delinquencies and defaults may not be representative of the level that will prevail when the portfolio becomes more seasoned, which may be higher than current levels.

        Delinquency statistics are updated at least monthly. Internal risk ratings are considered the most meaningful indicator of credit quality for new commercial, construction, and commercial real estate loans. Internal risk ratings are a key factor in identifying loans that are individually evaluated for impairment and impact management's estimates of loss factors used in determining the amount of the allowance for loan losses. Internal risk ratings are updated on a continuous basis.

        Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. If a loan is impaired, a specific valuation allowance is allocated, if necessary. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

        The Company's policy requires measurement of the allowance for an impaired collateral dependent loan based on the fair value of the collateral. Other loan impairments are measured based on the present value of expected future cash flows or the loan's observable market price. At December 31, 2014 and 2013, all significant impaired loans have been determined to be collateral dependent and the allowance for loss has been measured utilizing the estimated fair value of the collateral.

        From time to time, the Company modifies its loan agreement with a borrower. A modified loan is considered a troubled debt restructuring when two conditions are met: (i) the borrower is experiencing financial difficulty and (ii) concessions are made by the Company that would not otherwise be considered for a borrower with similar credit risk characteristics. Modifications to loan terms may include a lower interest rate, a reduction of principal, or a longer term to maturity. All troubled debt restructurings are considered impaired loans. The Company reviews each troubled debt restructured loan and determines on a case by case basis if a specific allowance for loan loss is required. An allowance for loan loss allocation is based on either the present value of estimated future cash flows or the estimated fair value of the underlying collateral.

        The Company has certain lending policies and procedures in place that are designed to maximize loan income with an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis and makes changes as appropriate. Management receives frequent reports related to loan originations, quality, concentrations, delinquencies, non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions, both by type of loan and geography.

        Commercial loans are underwritten after evaluating and understanding the borrower's ability to operate profitably and effectively. Underwriting standards are designed to determine whether the borrower possesses sound business ethics and practices and to evaluate current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and, secondarily, on the underlying collateral provided by the borrower. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and include personal guarantees.

        Real estate loans are also subject to underwriting standards and processes similar to commercial loans. These loans are underwritten primarily based on projected cash flows and, secondarily, as loans secured by real estate. The repayment of real estate loans is generally largely dependent on the successful operation of the property securing the loans or the business conducted on the property securing the loan. Real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company's real estate portfolio are generally diverse in terms of type and geographic location, through the Dallas metropolitan area. This diversity helps reduce the exposure to adverse economic events that affect any single market or industry.

        The Company utilizes methodical credit standards and analysis to supplement its policies and procedures in underwriting consumer loans. The Company's loan policy addresses types of consumer loans that may be originated and the collateral, if secured, which must be perfected. The relatively smaller individual dollar amounts of consumer loans that are spread over numerous individual borrowers also minimizes the Company's risk.

Certain Acquired Loans

        As part of business acquisitions, the Company evaluated each of the acquired loans under ASC 310-30 to determine whether (i) there was evidence of credit deterioration since origination, and (ii) it was probable that the Company would not collect all contractually required payments receivable. The Company determined the best indicator of such evidence was an individual loan's payment status and/or whether a loan was determined to be classified based on a review of each individual loan. Therefore, generally each individual loan that should have been or was on non-accrual at the acquisition date and each individual loan that was deemed impaired were included subject to ASC 310-30 accounting. These loans were recorded at the discounted expected cash flows of the individual loan.

        Loans which were evaluated under ASC 310-30, and where the timing and amount of cash flows can be reasonably estimated, were accounted for in accordance with ASC 310-30-35. The Company applies the interest method for these loans under this subtopic and the loans are excluded from non- accrual. If, at acquisition, the Company identified loans that they could not reasonably estimate cash flows or, if subsequent to acquisition, such cash flows could not be estimated, such loans would be included in non-accrual. These acquired loans are recorded at the allocated fair value, such that there is no carryover of the seller's allowance for loan losses. Such acquired loans are accounted for individually. The Company estimates the amount and timing of expected cash flows for each purchased loan, and the expected cash flows in excess of the allocated fair value is recorded as interest income over the remaining life of the loan (accretable yield). The excess of the loan's contractual principal and interest over expected cash flows is not recorded (non-accretable difference). Over the life of the loan, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded through the allowance for loan losses. If the present value of expected cash flows is greater than the carrying amount, any related allowance for loan loss is reversed, with the remaining yield being recognized prospectively through interest income.

Transfers of Financial Assets

        Transfers of financial assets (generally consisting of sales of loans held for sale and loan participations with unaffiliated banks) are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Bank Premises and Equipment

        Buildings and improvements, furniture and equipment are carried at cost less accumulated depreciation computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Buildings and improvements	10 - 40 years
Leasehold improvements	Term of lease
Furniture and equipment	3 - 10 years

        Major replacements and betterments are capitalized while maintenance and repairs are charged to expense when incurred. Gains or losses on dispositions are reflected in operations as incurred.

Non-Marketable Equity Securities

        The Bank is a member of its regional Federal Reserve Bank (FRB) and of the Federal Home Loan Bank system (FHLB). FHLB members are required to own a certain amount of stock based on the level of borrowings and other factors, and may invest in additional amounts. Both FRB and FHLB stock are carried at cost, restricted for sale, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income. Other non-marketable equity securities are carried at cost which approximates fair value.

Other Real Estate Owned

        Other real estate owned represents properties acquired through or in lieu of loan foreclosure and are initially recorded at fair value less estimated costs to sell. At foreclosure, if the fair value, less estimated costs to sell, of the real estate acquired is less than the Bank's recorded investment in the related loan, a write-down is recognized through a charge to the allowance for loan losses. Any subsequent reduction in value is recognized by a charge to income. Operating and holding expenses of such properties, net of related income, and gains and losses on their disposition are included in noninterest expense.

Bank-Owned Life Insurance

        The Company has purchased life insurance policies on certain employees. These bank-owned life insurance (BOLI) policies are recorded in the accompanying consolidated balance sheets at their cash surrender values. Income from these policies and changes in the cash surrender values are recorded in other income in the accompanying consolidated statements of income.

Goodwill and Intangible Assets

        Goodwill resulting from a business combination represents the excess of the fair value of the consideration transferred over the fair value of the net assets acquired and liabilities assumed as of the acquisition date. Goodwill is not amortized but is reviewed for potential impairment annually on December 31 or when a triggering event occurs. The Company's goodwill test involves a two-step process. Under the first step, the estimation of fair value of the reporting unit is compared to its carrying value including goodwill. If step one indicates a potential impairment, the second step is performed to measure the amount of impairment, if any. If the carrying amount of the reporting goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. Any such adjustments are reflected in the results of operations in the periods in which they become known. Intangible assets consist of core deposit intangibles and other intangible assets related to operating leases with favorable market terms acquired in business combinations. Intangible assets are initially recognized based on a valuation performed as of the acquisition date. Core deposit intangibles are being amortized on a straight-line basis over the estimated useful lives of seven to nine years. Intangible assets related to operating leases are amortized over the remaining life of the acquired lease using the straight-line method. All indefinite lived intangible assets are tested annually for potential impairment or when triggering events occur. Intangible assets with definite lives are tested for impairment when a triggering event occurs. No impairment charges were recorded during the years ended December 31, 2014, 2013 and 2012.

Advertising

        Advertising consists of the Company's advertising in its local market. Advertising is expensed as incurred.

Income Taxes

        The Company files a consolidated income tax return with its subsidiary. Federal income tax expense or benefit is allocated on a separate return basis.

        The Company accounts for income taxes using the asset and liability approach for financial accounting and reporting. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Realization of deferred tax assets is dependent upon the generation of a sufficient level of future taxable income and recoverable taxes paid in prior years.

        The Company may recognize the tax benefit of an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements would be the benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. For the years ended December 31, 2014 and 2013, management has determined there are no material uncertain tax positions.

        When necessary, the Company would include interest assessed by taxing authorities in "Interest expense" and penalties related to income taxes in "Other expense" on its consolidated statements of income. The Company did not record any interest or penalties related to income tax for the years ended December 31, 2014 and 2013. With few exeptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for the years before 2011.

Fair Values of Financial Instruments

        Fair values of financial instruments are estimated using relevant market information and other assumptions. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates. The fair value estimates of existing on and off-balance sheet financial instruments do not include the value of anticipated future business or the value of assets and liabilities not considered financial instruments.

Stock Based Compensation

        Compensation cost is recognized for stock options and stock awards issued to employees and directors, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company's common stock at the date of grant is used for stock awards. Compensation cost is recognized over the required service period, generally defined as the vesting period. For awards with graded vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award.

Treasury Stock

        Treasury stock is stated at cost, which is determined by the first-in, first-out method.

Comprehensive Income

        Comprehensive income includes all changes in stockholders' equity during a period, except those resulting from transactions with stockholders. In addition to net income, comprehensive income includes the net effect of changes in the fair value of securities available for sale, net of tax. Comprehensive income is reported in the accompanying consolidated statements of comprehensive income.

ESOP

        Effective January 1, 2012, the Company adopted an Employee Stock Ownership Plan (ESOP) covering all employees that meet certain age and service requirements. Plan assets are held and managed by the Company. Shares of the Company's common stock purchased by the Veritex Community Bank Employee Stock Ownership Plan (ESOP) are held in a suspense account until released for allocation to participants. Shares released are allocated to each eligible participant based on the participant's 401(k) contribution made during that year. Compensation expense is measured based upon the expected amount of the Company's discretionary contribution which is determined on an annual basis and is accrued ratably over the year. Shares are committed to be released to settle the liability upon formal declaration of the contribution at the end of the year. The number of shares released to settle the liability is based upon fair value of the shares as of the end of the year and become outstanding shares for earnings per share computations. The cost of shares issued to the ESOP, but not yet committed to be released, is shown as a reduction of stockholders' equity. To the extent that the fair value of the ESOP shares differs from the cost of such shares, the difference is charged or credited to stockholders' equity as additional paid in capital. Shares become outstanding for earnings per share computations upon allocation. Dividends on allocated ESOP shares are charged to retained earnings and paid to participants of the ESOP.

Earnings Per Share

        Earnings per share (EPS) are based upon the weighted-average shares outstanding. The table below sets forth the reconciliation between weighted average shares used for calculating basic and diluted EPS for the years ended December 31, 2014, 2013 and 2012:

	Years ended December 31,
	2014	2013	2012
Earnings (numerator)
Net income for common stockholders	$5,205	$3,408	$1,479
Less: preferred stock dividends	80	60	100

Net income allocated to common stockholders	$5,125	$3,348	$1,379

Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	6,992	5,788	5,641
Dilutive effect of employee stock-based awards	161	61	37

Adjusted weighted average shares outstanding	7,153	5,849	5,678

Earnings per share:
Basic	$0.73	$0.58	$0.24

Diluted	$0.72	$0.57	$0.24

        For the years ended December 31, 2013 and 2012, the Company excluded from diluted EPS weighted average shares of performance stock options representing the right to purchase 423,000 and 419,000 shares, respectively, of the Company's common stock because the issuance of shares related to these options is contingent upon the satisfaction of certain conditions unrelated to earnings or market value and these conditions were not met. In addition, for the year ended December 31, 2013, the Company excluded from diluted EPS weighted average warrants representing the right to purchase 1,000 shares of the Company's common stock because the effect was anti-dilutive.